LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
LOSS PER SHARE
LOSS PER SHARE

26.          LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented is calculated as follows:

	For the Year Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss from continuing operations	(29,903)	(56,339)	(11,514)	(1,830)
(Loss) income from discontinued operations	(9,264)	592	31,977	5,081

Accretion of redeemable convertible preferred shares:
- Series A	(8,046)	—	—	—
- Series B	(22,726)	(21,055)	—	—
- Series C	(5,655)	(26,003)	—	—

Effect of foreign exchange rate movement on redeemable convertible preferred shares
- Series A	100	2,232	—	—
- Series B	250	5,932	—	—
- Series C	—	2,421	—	—

Net loss attributable to ordinary shareholders:	(75,244)	(92,220)	20,463	3,251

Denominator:
Number of shares outstanding, opening	96,912,599	84,475,892	385,843,484	385,843,484
Weighted average number of shares issued	—	75,135,482	3,063,940	3,063,940
Weighted average number of shares repurchased	(68,146)	—	(6,922,907)	(6,922,907)
Weighted-average number of shares outstanding — Basic	96,844,453	159,611,374	381,984,517	381,984,517
Weighted-average number of shares outstanding — diluted	96,844,453	159,611,374	381,984,517	381,984,517

Loss per share-basic
- Net loss from continuing operations	RMB (0.68)	RMB (0.58)	RMB (0.03)	US$	(0.00)
- (Loss) income from discontinued operations:	RMB(0.10)	—	RMB 0.08	US$	0.01
	RMB (0.78)	RMB (0.58)	RMB 0.05	US$	0.01
Loss per share-Diluted
- Net loss from continuing operations	RMB (0.68)	RMB (0.58)	RMB (0.03)	US$	(0.00)
- (Loss) Income from discontinued operations:	RMB (0.10)	—	RMB 0.08	US$	0.01
	RMB (0.78)	RMB (0.58)	RMB 0.05	US$	0.01

The effects of Series A, Series B and Series C Preferred Shares and 2008 Convertible Notes have been excluded from the computation of diluted loss per share for the years ended December 31, 2009 and 2010 as their effects would be anti-dilutive.  Similarly, the effects of share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2009, 2010 and 2011 as their effects would be anti-dilutive.

During 2011, the Company issued 20,000,000 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.